Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Exploration And Evaluation Assets [Abstract]
Schedule of Exploration and Evaluation Assets

	December 31,	December 31,
(in U.S. dollars)	2025	2024
Exploration and evaluation assets – at cost	$—	$—
The capitalized exploration and evaluation assets carried forward above have been determined as follows:
Balance at the beginning of the period	$—	$—
Expenditure incurred during the period	—	—
Exchange differences	—	—
Assets classified as held for sale	—	—
Balance at the end of the period	$—	$—

	December 31,	December 31,
(in U.S. dollars)	2025	2024
Assets classified as held for sale	$—	$2,044,673
Balance at the beginning of the period	$2,044,673	$2,219,952
Expenditure incurred during the period	11,896	36,604
Exchange differences	147,827	(211,883)
Assets disposed of / sold	(2,204,396)	—
Balance at the end of the period	-	$2,044,673